INVENTORIES	12 Months Ended
Oct. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 4 – INVENTORIES

	October 31, 2021	October 31, 2020
Raw materials and supplies	$92,601	$26,199
Finished goods	142,226	120,612
Total inventories	$234,827	$146,811